Employee benefits liabilities - recognized In consolidated income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 172	€ 169	€ 172
Other administration costs	79	94	95
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	92	(3)	(9)
Items relating to discontinued operations, net defined liability	0	6	6
Total recognized in the Consolidated Income Statement	509	442	473
Pension benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	925	1,083	1,148
Total recognized in the Consolidated Income Statement	1,189	1,259
Pension benefits | Interest income
Disclosure of net defined benefit liability (asset) [line items]
Interest (income) expense	(759)	(907)	(939)
Total recognized in the Consolidated Income Statement	(680)	(817)
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	22	22	26
Interest (income) expense	88	98	107
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	0	0	(3)
Total recognized in the Consolidated Income Statement	110	120	130
Health care and life insurance plans | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	110	120
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	9	9	6
Interest (income) expense	14	11	14
Past service costs/(credits) and (gains)/losses arising from settlements/curtailments	0	0	1
Items relating to discontinued operations, net defined liability	0	3	5
Total recognized in the Consolidated Income Statement	23	23	€ 26
Other post-employment benefits | Interest expense
Disclosure of net defined benefit liability (asset) [line items]
Total recognized in the Consolidated Income Statement	€ 23	€ 23